CONSOLIDATED STATEMENTS OF INCOME [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of goods and services sold, depreciation	$ 7,160,142	$ 5,037,318	$ 4,951,518